Subscribed Shares Deposit Liabilities (Details)	Apr. 03, 2023 USD ($)	Apr. 03, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)
Subscribed Shares Deposit Liabilities [Line Items]
Deposits amount	$ 794,903	$ 6,240,000	$ 794,903	$ 6,240,000
Ordinary share issued percentage	10.00%	10.00%	10.00%	10.00%